Plant, Property and Equipment	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Plant, Property and Equipment

Plant, property and equipment consist of the following as of November 30, 2011.  There were no such amounts as of May 31, 2011:

Furniture and fixtures	$2,038
Equipment	103,479
Office equipment	3,086
Signs	7,027
Leasehold improvements	31,424
147,054
Less accumulated depreciation	5,252
$141,802

Depreciation expense amounted to $5,252 and $5,252 for the three and six months ended November 30, 2011, respectively.